Organization, Consolidation and Presentation of Financial Statements - Additional Information (Detail) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Baidu Netcom CNY	Dec. 31, 2012 Beijing Perusal CNY	Dec. 31, 2012 Beijing Perusal License Agreements Excluding Software License Agreement	Dec. 31, 2012 Baidu Pay CNY	Dec. 31, 2012 Baidu Pay License Agreements Excluding Software License Agreement	Dec. 31, 2012 Baidu HR CNY
Variable Interest Entity [Line Items]
Interest-free loans provided by a subsidiary of the entity to the shareholders of its variable interest entities			100.0	10.0		9.0		50.0
Term of License Agreements excluding software license agreement					5 years		5 years
Agreements, automatic extension period					1 year		1 year
Equity pledge agreement expiration period			2 years	2 years		2 years		2 years
Net assets of VIEs (in which the Company has no legal ownership)	$ 98.29	612.34
Exchange rate used for conversion of financial statements from RMB to US dollar	6.2301	6.2301